Securities Operations

New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

NYSE

02063706

1-16443

RECD S.E.C.
OCT 2 9 2002
1086

October 29, 2002

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, MSDW STRUCTURED ASSET CORP., SATURNS GE Global Debenture-Backed Series 2002-12 Callable Units and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 29, 2002. Tentative listing date – Not yet determined.

Sincerely,

Parad Madho

PROCESSED
OCT 3 1 2002
THOMSON
FINANCIAL

P